NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Property Pant and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 95,331		$ 77,627	$ 78,320	$ 1,887
Property, Plant and Equipment, Additions	19,095	$ 1,695	1,804	76,708
Effect of Exchange Rate on Cash	1,391		2,737	275
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	21,653		12,854	2,426	487
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	9,199	$ 7,570	9,746
Temporary Equity, Foreign Currency Translation Adjustments	400		682
Property, Plant and Equipment, Net	73,678		64,773	75,894	1,400
Property, Plant and Equipment, Disposals			5,234
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	63,040		64,033	61,631
Property, Plant and Equipment, Additions				61,631
Effect of Exchange Rate on Cash	993		2,402
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	12,343		7,380	547
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	5,203		6,312
Temporary Equity, Foreign Currency Translation Adjustments	240		521
Property, Plant and Equipment, Net	50,697		56,653	61,084
Property, Plant and Equipment, Disposals
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,664		12,962	16,312	1,887
Property, Plant and Equipment, Additions	19,095		1,563	14,700
Effect of Exchange Rate on Cash	393		321	275
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	9,060		5,316	1,849	487
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	3,902		3,307
Temporary Equity, Foreign Currency Translation Adjustments	158		160
Property, Plant and Equipment, Net	22,604		7,646	14,463	1,400
Property, Plant and Equipment, Disposals			5,234
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	627		632	377
Property, Plant and Equipment, Additions			241	377
Effect of Exchange Rate on Cash	5		14
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	250		158	30
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	94		127
Temporary Equity, Foreign Currency Translation Adjustments	2		1
Property, Plant and Equipment, Net	$ 377		474	$ 347
Property, Plant and Equipment, Disposals
Automobiles Quarterly [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net